Average Annual Total Returns	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index One Year	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Five Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A One Year	Prospectus #1 Eaton Vance Growth Fund Class A Five Years	Prospectus #1 Eaton Vance Growth Fund Class A Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Growth Fund Class C One Year	Prospectus #1 Eaton Vance Growth Fund Class C Five Years	Prospectus #1 Eaton Vance Growth Fund Class C Ten Years	Prospectus #1 Eaton Vance Growth Fund Class I One Year	Prospectus #1 Eaton Vance Growth Fund Class I Five Years	Prospectus #1 Eaton Vance Growth Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Class R One Year	Prospectus #1 Eaton Vance Growth Fund Class R Five Years	Prospectus #1 Eaton Vance Growth Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Inception Date	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index One Year	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index One Year	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index Five Years	Prospectus #1 Eaton Vance Special Equities Fund Russell 2500™ Index Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class C One Year	Prospectus #1 Eaton Vance Special Equities Fund Class C Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class C Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class I One Year	Prospectus #1 Eaton Vance Special Equities Fund Class I Five Years	Prospectus #1 Eaton Vance Special Equities Fund Class I Ten Years	Prospectus #1 Eaton Vance Special Equities Fund Class I Inception Date	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #2 Eaton Vance Balanced Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg U.S. Aggregate Bond Index One Year		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg U.S. Aggregate Bond Index Five Years		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg U.S. Aggregate Bond Index Ten Years		Prospectus #2 Eaton Vance Balanced Fund Class A One Year	Prospectus #2 Eaton Vance Balanced Fund Class A Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class C One Year	Prospectus #2 Eaton Vance Balanced Fund Class C Five Years	Prospectus #2 Eaton Vance Balanced Fund Class C Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class I One Year	Prospectus #2 Eaton Vance Balanced Fund Class I Five Years	Prospectus #2 Eaton Vance Balanced Fund Class I Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class I Inception Date	Prospectus #2 Eaton Vance Balanced Fund Class R One Year	Prospectus #2 Eaton Vance Balanced Fund Class R Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R Inception Date	Prospectus #2 Eaton Vance Balanced Fund Class R6 One Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Inception Date	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index One Year	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Five Years	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A One Year	Prospectus #3 Eaton Vance Greater India Fund Class A Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class C One Year	Prospectus #3 Eaton Vance Greater India Fund Class C Five Years	Prospectus #3 Eaton Vance Greater India Fund Class C Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class I One Year	Prospectus #3 Eaton Vance Greater India Fund Class I Five Years	Prospectus #3 Eaton Vance Greater India Fund Class I Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class I One Year	Prospectus #4 Eaton Vance Core Bond Fund Class I Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class I Ten Years
Total	28.71%	18.46%	16.54%	23.84%	14.50%	13.26%	17.91%	14.30%	13.30%	16.41%	12.60%	11.77%	12.06%	11.36%	10.84%	22.43%	14.66%	13.23%	24.68%	15.83%	14.20%	27.60%	25.30%	19.77%	13.34%	20.56%	17.12%	11.55%	18.60%	15.37%	9.73%	16.86%	14.25%	17.70%	20.96%	17.05%	19.92%	22.17%	18.05%	19.29%	21.56%	17.45%	25.16%	11.16%	12.96%	17.79%	10.82%	11.64%	16.12%	9.60%	9.74%	12.17%	8.67%	9.21%	22.39%	11.20%	11.58%	24.01%	11.76%	11.97%	24.64%	12.32%	12.53%	24.69%	12.40%	12.60%	Jul. 01, 2014	14.82%	12.01%	13.22%	14.85%	12.29%	12.51%	11.10%	10.05%	9.75%	10.77%	9.44%	9.52%	19.25%	12.68%	12.44%	21.46%	13.79%	13.40%	20.82%	13.23%	12.84%	18.18%	13.75%	14.13%	12.62%	12.28%	11.46%	9.31%	10.51%	10.12%	9.56%	9.68%	9.35%	17.02%	12.65%	11.39%	19.19%	13.78%	12.35%	Jul. 29, 2011	28.71%	18.46%	16.54%	(1.54%)	3.57%	2.90%	15.86%	[1]	12.61%	[1]	11.13%	[1]	7.98%	10.81%	10.25%	6.09%	9.44%	8.77%	6.21%	8.50%	8.07%	12.21%	11.19%	10.19%	14.28%	12.30%	11.09%	Sep. 28, 2012	13.71%	11.74%	10.69%	May 02, 2016	14.42%	12.35%	11.13%	May 02, 2016	26.23%	15.07%	10.84%	17.52%	13.37%	11.41%	16.30%	12.70%	10.99%	13.11%	11.13%	9.77%	22.17%	13.80%	11.39%	24.31%	14.92%	12.34%	(1.54%)	3.57%	2.90%	(2.86%)	3.39%	2.77%	(3.91%)	2.04%	1.36%	(1.48%)	2.06%	1.51%	0.71%	4.35%	3.37%

[1]	The blended index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.